ACQUISITIONS AND DROP DOWN TRANSACTIONS - Meadowlark Midstream (Details) - Principal Owner - Meadowlark Midstream Company, LLC $ in Thousands	Feb. 15, 2013 USD ($)
Business Acquisition [Line Items]
Purchase price	$ 25,376
Current assets	2,227
Property, plant and equipment	18,795
Other noncurrent assets	4,354
Total assets acquired	25,376
Total liabilities assumed	0
Net identifiable assets acquired	$ 25,376